Share-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation
16. Share-based compensation
Share-based compensation was recognized in operating expenses for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Cost of revenue	9	43	410
Selling expenses	110	6,514	10,642
General and administrative expenses	726	87,980	40,820
Research and development expenses	122	421	381

	967	94,958	52,253

Share Options before 2019
During the year ended December 31, 2019, the Group granted a total of 210,900 share options which have a vesting condition of one year.
The following table sets forth the activities under the Company’s share options for the years ended December 31, 2018 and 2019:

	Number of options	Weighted Average exercise price	Aggregate intrinsic value RMB

Outstanding at January 1, 2018	12,860,000	0.53
Granted	316,360	1.42
Exercised	—	—
Forfeited	(2,080,000)	0.55
Outstanding at January 1, 2019	11,096,360	0.55
Granted	—	—
Exercised	(7,420,000)	0.56
Forfeited	(3,676,360)	0.52

Outstanding at December 31, 2019	—	—	—

Exercisable at December 31, 2019	—	—	—

The weighted average grant date fair value of options granted during 2018 was RMB 1.22 per share. The total intrinsic value of options exercised during 2018 was RMB nil thousand.
Global Share Incentive Plan
In June 2019, the Company adopted a Global Share Incentive Plan (the “Global Plan”), which includes Option Grant, Restricted Shares Plan and Shares Award.
Option Plan
Under the Option Award Agreement, options which granted to employees vest upon satisfaction of a service condition, which is generally satisfied over four years. Additionally, the Option Grant includes a condition where employees can only exercise vested options upon the occurrence of that the Company’s common shares become listed securities, which substantially creates a performance condition (“IPO Condition”). Meanwhile, the Company offers their employees broker-assisted cashless exercise programs to help the employees exercise their stock options without having to use their personal funds to pay for the exercise price. The options are classified as liability-classified award. As at December 31, 2019, The Company granted 19,463,440 share options to certain of its employees. As in February 2020, the Company finished its initial public offering, the share-based compensation cost has been recognized accordingly. As of December 31 2020, 707,396 share options have been exercised.
The following table summarized the Company’s activities under the Option Plan for the years ended December 31, 2019 and 2020:

	Number of options	Weighted Average exercise price (US$)

Outstanding at January 1, 2019	—	—
Granted	19,463,440	0.1607
Exercised	—	—
Forfeited	—	—

Outstanding at December 31, 2019	19,463,440	0.1607

Vested and exercisable at December 31, 2019	—	—

Outstanding at January 1, 2020	19,463,440	0.1607
Granted	—	—
Exercised	(707,396)	0.1607
Forfeited	(2,601,993)	—

Outstanding at December 31, 2020	16,154,051	0.1607

Vested and exercisable at December 31, 2020	5,004,126	0.1607

The following table summarizes information regarding the share options outstanding as of December 31, 2020:

	As of December 31, 2020
	Options number	Weighted average exercise price per option	Weighted average remaining contractual life (years)	Aggregate intrinsic value
		US$		US$ in thousand

Outstanding	16,154,051	0.1607	8.50	3,059
Exercisable	5,004,126	0.1607	8.50	948
Expected to vest	11,149,925	0.1607	8.50	2,111
The weighted average fair value of the options was US$ 0.2030 per option as of December 31, 2020.
The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the fair value of the underlying stock at December 31, 2020.
The fair value of the option plan was estimated on the date of each balance sheet date using the binomial option pricing model with the assumptions (or ranges thereof) in the following table:

2020

Exercise price (US$)	0.1607
Expected forfeiture rate (post-vesting)	8.30%
Expected volatility	39.58%
Excepted term (in years)	8.50
Expected dividend yield	0%
Risk-free interest rate	0.7781%
Risk-free interest rate is estimated based on the yield curve of US Treasury BVAL Curve from Bloomberg as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. The Group does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the options.
Employees Restricted Shares Plan
Under the Employees Restricted Shares Award Agreement, restricted shares which granted to employees vest upon satisfaction of a service condition and a performance condition, which is generally satisfied over four years. The restriction will be removed along with the satisfaction of the service condition. As at December 31, 2020, the Company granted 23,809,190 restricted common shares to certain senior management through Bodyguard Holding Limited (“Bodyguard”) as a holding platform.
The following table summarized the Company’s restricted shares activities under the Employees Restricted Shares Plan for the years ended December 31, 2019 and December 31, 2020:

	Options to Employees	Weighted Average Grant-Date Fair Value

Non-vested at January 1, 2019	—	—
Granted	23,809,190	4.20
Vested	—	—
Forfeited	—	—

Non-vested at December 31, 2019	23,809,190	4.20

Non-vested at January 1, 2020	23,809,190	4.20
Granted	—	—
Vested	(7,000,739)	—
Forfeited	(3,475,844)	—

Non-vested at December 31, 2020	13,332,607	4.20

Restricted shares granted to employees are measured based on their grant-date fair values and recognized as compensation cost on a graded-vesting method over the requisite 4 years’ service period. The weighted average grant date fair value of restricted shares was RMB 4.20 per share. As at December 31, 2019 and 2020, there were a total of RMB 27,102 thousand and 35,880 thousand share-based compensation expenses were recognized, respectively. As of December 31, 2020, there were RMB 22,441 thousand unrecognized share-based compensation.
Shares Award
Under the Shares Award Agreement, 14,229,183 common shares were awarded to Mr. Cunjun Ma directly through an entity wholly owned by Mr. Cunjun Ma with no consideration on June 30, 2019. The fair value of the shares awarded was RMB 4.20 per share, and a total of RMB 59,778 thousand share-based compensation expense was recognized on June 30, 2019. No shares awarded during the year ended December 31, 2020.